Provision for decommissioning costs (Details 3) $ in Millions	Dec. 31, 2024 USD ($)
Increase Of 05 Percentage Points [Member]
IfrsStatementLineItems [Line Items]
Effects on provision for decommissioning costs	$ (1,631)
Effects on carrying amounts of assets	(1,484)
Effects on other income and expenses	(146)
Decrease Of 05 Percentage Points [Member]
IfrsStatementLineItems [Line Items]
Effects on provision for decommissioning costs	1,796
Effects on carrying amounts of assets	1,629
Effects on other income and expenses	$ 166